Summary of Significant Accounting Policies: Shipping and Handling Cost, Policy (Policies)	Mar. 31, 2023
Policies
Shipping and Handling Cost, Policy

Shipping and Handling Costs

The Company accounts for shipping and handling fees in accordance with ASC 606. While amounts charged to customers for shipping products are included in revenues, the related costs of shipping products to customers are classified in selling and marketing expenses as incurred.